ACQUISITIONS (Details 13) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 31, 2013	Apr. 01, 2011 iConnect Business	Dec. 31, 2011 iConnect Business	Apr. 01, 2011 Shanghai Yuetong Business	Dec. 31, 2012 Shanghai Yuetong Business	Jun. 01, 2011 Ascent Business	Jun. 01, 2011 Ascent Business Contingent consideration payable based on financial performance from July 2013 to June 2014
ACQUISITIONS
Cash consideration paid	$ 9,004	$ 400		$ 600		$ 245
Potential consideration payable							227
Contingent consideration paid			$ 306		$ 459